Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
The estimated fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a forced liquidation. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. ASC Topic 825, Financial Instruments, excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Consequently, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.
The carrying amount and estimated fair values, as well as the level within the fair value hierarchy, of the Company’s financial instruments are included in the tables below. See Note 1, Summary of Significant Accounting Policies, for a description of how fair value measurements are determined.

	December 31, 2017
(Dollars in thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$625,724	$625,724	$625,724	$—	$—
Investment securities	4,817,380	4,818,026	—	4,818,026	—
Loans and loans held for sale, net of unearned income and allowance for loan losses	20,072,206	19,961,773	—	134,916	19,826,857
Derivative instruments	31,265	31,265	—	31,265	—

Financial Liabilities
Deposits	21,466,717	21,460,782	—	21,460,782	—
Short-term borrowings	991,297	991,297	516,297	475,000	—
Long-term debt	1,495,835	1,476,899	—	—	1,476,899
Derivative instruments	25,154	25,154	—	25,154	—

	December 31, 2016
(Dollars in thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$1,362,126	$1,362,126	$1,362,126	$—	$—
Investment securities	3,535,313	3,536,029	—	3,536,029	—
Loans and loans held for sale, net of unearned income and allowance for loan losses	15,077,293	15,066,055	—	157,041	14,909,014
Derivative instruments	38,886	38,886	—	38,886	—

Financial Liabilities
Deposits	17,408,283	16,762,475	—	16,762,475	—
Short-term borrowings	509,136	509,136	334,136	175,000	—
Long-term debt	628,953	617,656	—	—	617,656
Derivative instruments	30,209	30,209	—	30,209	—

The fair value estimates presented herein are based upon pertinent information available to management as of December 31, 2017 and 2016. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.